Note 8 - Other Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Other Liabilities Disclosure [Text Block]
Note 8. Other Long-Term Liabilities

Other long-term liabilities consist of the following:
	June 30, 2016	December 31, 2015
Deferred rent	$655,304	$1,227,414
Deferred taxes	363,774	363,774
Total	$1,019,078	$1,591,188

Note 9.    Other Liabilities

Other liabilities consist of the following:	As of December 31,
	2015	2014
Current
Deferred rent	$63,012	$46,058
Deferred acquisition payments	-	11,184
Total	$63,012	$57,242

Long-Term
Deferred rent	$1,227,414	$1,373,163
Deferred acquisition payments	-	341
Deferred taxes	363,774	401,337
Total	$1,591,188	$1,774,841

Deferred acquisition payments related to Delos totaled $11,525 at December 31, 2014 and bore interest at a rate of 7%.